Annual Fund Operating Expenses - AZL Fidelity Institutional Asset Management Multi-Strategy Fund	Apr. 30, 2021
Class 2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.32%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.71%	[1],[2],[3]
Class 1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.32%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.46%	[1],[2],[3]

[1]
The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 0.46% for Class 1 and 0.71% for Class 2 through at least April 30, 2022, after which the expense limitation agreement may be terminated for any reason by the Fund at any time or by the Manager on 30 days written notice to the Fund. Amounts contractually waived or reimbursed under the expense limitation agreement in a particular fiscal year may be recouped by the Manager within the next three fiscal years to the extent that recoupment will not cause the Fund’s expenses to exceed the lesser of any applicable limits in effect (i) at the time of the original waiver and (ii) at the time of such reimbursement, as supported by standard accounting practices.

[2]
The Manager and the Fund have entered into a written agreement reducing the management fee to 0.45% through at least April 30, 2022, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

[3]	after Fee Waiver and Expense Reimbursement